Share Repurchase Program (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Nov. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares	12,552,803		12,000,029
Repurchase common share value	$ 137,212		$ 132,765
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value			$ 140,000	$ 50,000
TreasuryStockSharesRepurchased	588,100	612,610
TreasuryStockSharesRepurchasedValue	$ 4,834	$ 9,998
AveragePricePerTreasuryShares	$ 8.22	$ 16.32
Available for future repurchases value	$ 50,552